Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property, Equipment and Software, Net
7. Property, Equipment and Software, Net
Property, equipment and software, net as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Servers and computers	142,210	138,380
Furniture, fixtures and office equipment	12,690	10,916
Leasehold improvements	29,727	26,850
Software and others	8,188	5,547

Total	192,815	181,693
Less: accumulated depreciation	(121,909)	(134,968)

Net book value	70,906	46,725

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 were RMB42,048, RMB29,440 and RMB28,790, respectively.